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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                         CREDIT SUISSE HIGH INCOME FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER THE SECTION TITLED "DISTRIBUTIONS" ON PAGE 22 OF THE PROSPECTUS SHOULD READ AS FOLLOWS:

      The fund declares dividend distributions daily and pays them monthly.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated: September 12, 2002                                          CSHIF-16-0902